UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7116

        Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 7.4% (5.0% of Total Investments)
$440	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BBB-	$428,173
	5.125%, 11/01/35
	Eastern Michigan University, General Revenue Bonds, Series 2003:
1,000	5.000%, 6/01/28 - FGIC Insured	6/13 at 100.00	AAA	1,031,460
1,450	5.000%, 6/01/33 - FGIC Insured	6/13 at 100.00	AAA	1,488,121
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	2,070,020
	9/01/20 (Alternative Minimum Tax) - AMBAC Insured
3,500	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 - FGIC	11/09 at 101.00	AAA	3,654,140
	Insured

	Healthcare - 15.8% (10.8% of Total Investments)
2,050	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oakwood Obligated Group,	11/05 at 102.00	AAA	2,094,752
	Series 1995A, 5.875%, 11/15/25 - FGIC Insured
2,200	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	2,296,140
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/06 at 100.00	BB-	2,000,680
500	6.500%, 8/15/18	2/06 at 100.00	BB-	500,230
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,606,830
	System, Series 2003A, 5.625%, 3/01/17
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mt. Clemens	5/09 at 101.00	AAA	4,266,960
	Corporation Obligated Group, Series 1999A, 5.750%, 5/15/29 - MBIA Insured
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+	519,090
	Group, Series 2001, 5.625%, 11/15/31
4,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	4,556,108
	1999A, 6.000%, 11/15/24
325	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A,	5/15 at 100.00	Baa1	321,906
	5.000%, 5/15/26
425	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005,	5/15 at 100.00	BBB	423,156
	5.000%, 5/15/25

	Housing/Multifamily - 6.2% (4.2% of Total Investments)
945	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing	4/12 at 102.00	Aaa	972,726
	Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32 (Alternative Minimum
	Tax)
2,400	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/06 at 101.00	AAA	2,441,640
	Project, Series 1993, 6.000%, 4/15/18 - FSA Insured
1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/06 at 101.00	AAA	1,513,965
	Project, Series 1993, 5.625%, 10/15/18 - FSA Insured
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
845	6.600%, 6/01/13	12/05 at 100.00	AAA	846,166
1,500	6.600%, 6/01/22	12/05 at 100.00	AAA	1,521,810

	Long-Term Care - 0.6% (0.4% of Total Investments)
665	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	651,667
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Materials - 0.9% (0.6% of Total Investments)
1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,035,227
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 48.6% (33.4% of Total Investments)
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	AA	2,612,425
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	AA	1,545,284
	Series 2003, 5.000%, 5/01/21
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,	5/15 at 100.00	AAA	2,345,918
	Series 2005, 5.000%, 5/01/26 - MBIA Insured
1,375	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2001, 5.000%,	5/11 at 100.00	AA	1,411,878
	5/01/26
2,665	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 - AMBAC Insured	4/14 at 100.00	AAA	2,833,401
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 - FGIC Insured	No Opt. Call	AAA	2,144,277
750	6.000%, 5/01/21 - FGIC Insured	No Opt. Call	AAA	888,945
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AAA	2,604,175
	5.000%, 5/01/23 - FGIC Insured
7,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority	2/07 at 102.00	AAA	7,271,320
	Stadium Bonds, Series 1997, 5.250%, 2/01/27 - FGIC Insured
1,350	Gull Lake Community Schools, Barry and Calhoun Counties, Kalamazoo, Michigan, General Obligation	5/14 at 100.00	AAA	1,407,416
	Bonds, Series 2004, 5.000%, 5/01/23 - FSA Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%,	11/13 at 100.00	AA	2,089,800
	5/01/22
1,000	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004, 5.000%,	5/14 at 100.00	AA	1,044,690
	5/01/22
1,185	Linden Community School District, Genesse County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA	1,241,465
	5.000%, 5/01/21
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	1,047,590
	5/01/21 - MBIA Insured
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	AA	1,074,280
2,000	5.250%, 5/01/21	5/13 at 100.00	AA	2,148,560
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation Bonds,	5/14 at 100.00	AAA	1,038,930
	Series 2004, 5.000%, 5/01/25 - FSA Insured
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation Bonds,	5/14 at 100.00	AAA	1,142,823
	Series 2004, 5.000%, 5/01/25 - FSA Insured
2,515	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, Series 2002,	11/12 at 100.00	AA	2,589,042
	5.000%, 5/01/28
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,041,840
	5/01/27 - FSA Insured
	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General
	Obligation Bonds, Series 2003:
2,350	5.250%, 5/01/19 - FGIC Insured	11/12 at 100.00	AAA	2,523,219
1,575	5.250%, 5/01/22 - FGIC Insured	11/12 at 100.00	AAA	1,685,045
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AAA	1,530,507
	Series 2004, 5.250%, 5/01/20 - MBIA Insured
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	3,032,656
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 - MBIA Insured	12/11 at 101.00	AAA	1,637,775
4,270	5.000%, 12/01/30 - MBIA Insured	12/11 at 101.00	AAA	4,383,796
2,950	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AAA	3,081,835
	5.000%, 5/01/22 - FSA Insured

	Tax Obligation/Limited - 17.5% (12.0% of Total Investments)
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	1,656,448
	10/15/30 - AMBAC Insured
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,570	5.500%, 10/15/19	10/11 at 100.00	AA-	2,800,144
6,500	5.000%, 10/15/24	10/11 at 100.00	AA-	6,716,710
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	5,223,350
2,480	5.000%, 10/15/23 - MBIA Insured	10/13 at 100.00	AAA	2,585,673
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%, 11/01/19 -	11/11 at 100.00	AAA	1,576,125
	FSA Insured

	Transportation - 0.6% (0.4% of Total Investments)
1,000	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/05 at 100.00	CCC	714,680
	1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)

	U.S. Guaranteed *** - 22.3% (15.4% of Total Investments)
1,000	Central Montcalm Public Schools, Montcalm and Ionia Counties, Michigan, General Obligation	5/09 at 100.00	AAA	1,077,790
	Unlimited Tax School Building and Site Bonds, Series 1999, 5.750%, 5/01/24 (Pre-refunded to
	5/01/09) - MBIA Insured
310	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	326,098
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	550,305
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded to 5/01/12) - FSA Insured
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	2,201,520
	(Pre-refunded to 1/01/10) - FGIC Insured
1,385	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33	7/11 at 100.00	AAA	1,498,542
	(Pre-refunded to 7/01/11) - FGIC Insured
4,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	4,387,880
	(Pre-refunded to 1/01/10) - FGIC Insured
3,815	East Lansing Building Authority, Ingham and Clinton Counties, Michigan, Unlimited Tax General	4/11 at 100.00	AA***	4,142,518
	Obligation Building Authority Bonds, Series 2000, 5.375%, 4/01/25 (Pre-refunded to 4/01/11)
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2000I, 5.375%,	10/10 at 100.00	AA-***	1,598,520
	10/15/20 (Pre-refunded to 10/15/10)
1,000	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AAA	1,086,450
	(Pre-refunded to 9/01/11) - MBIA Insured
3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Hospital,	11/05 at 100.00	AAA	3,163,920
	Series 1993A, 6.000%, 5/15/13 - AMBAC Insured
2,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group,	11/09 at 101.00	AAA	2,760,900
	Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)
75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3***	83,597
	5/01/12
1,240	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	1,349,802
	2000A, 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,093,710
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured
1,000	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School Building	5/09 at 100.00	AAA	1,077,790
	and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured

	Utilities - 13.7% (9.4% of Total Investments)
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	1,061,820
	1/01/27 - AMBAC Insured
925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3	1,003,264
	5/01/12
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Aaa	3,127,380
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) - AMBAC Insured
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	5,168,200
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	3,130,440
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,047,220
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured
1,500	Wyandotte, Michigan, Electric Revenue Refunding Bonds, Series 2002, 5.375%, 10/01/17 - MBIA	10/08 at 101.00	AAA	1,591,500
	Insured

	Water and Sewer - 12.3% (8.4% of Total Investments)
2,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,068,840
	7/01/30 - MBIA Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,711,005
	7/01/29 - FGIC Insured
4,960	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	5,254,227
	7/01/17 - FSA Insured
1,315	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33 -	7/11 at 100.00	AAA	1,379,448
	FGIC Insured
2,800	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	2,951,225
	5.000%, 10/01/23
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,061,390
	10/01/22

$163,450	Total Long-Term Investments (cost $164,365,952) - 145.9%			171,868,290

	Other Assets Less Liabilities - 1.7%			1,892,876

	Preferred Shares, at Liquidation Value - (47.6)%			(56,000,000)

	Net Assets Applicable to Common Shares - 100%			$117,761,166

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $164,333,075.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$7,926,804
Depreciation	(391,589)

Net unrealized appreciation of investments	$7,535,215

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.